SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
SUBSEQUENT EVENTS

NOTE 5 – SUBSEQUENT EVENTS

On August 12, 2019, the Company entered into an agreement with existing investors to purchase 1,525,000 shares of class A common stock and Series A warrants to purchase an aggregate of 965,500 shares of common stock at $3.60 per share in registered direct offering. The Series A warrants are exercisable for 90 days at an exercise price of $3.60. SRAX has also agreed to issue to the investors in a concurrent private placement Series B warrants to purchase an aggregate of 1,525,000 shares of common stock and Series C warrants to purchase an aggregate of 965,500 shares of common stock that each are exercisable six months following issuance, are exercisable until October 1, 2022, and have an exercise price of $4.00. The Series C warrants vest ratably upon the exercise of the Series A warrants. The closing of the offering is expected to take place on or about August 14, 2019, subject to the satisfaction of customary closing conditions.

NOTE 15 – SUBSEQUENT EVENTS

On April 10, 2019 we completed a registered direct offering of 1,687,825 shares our Class A common stock. The offering resulted in gross proceeds to the company of approximately $6.75 million.

On April 8, 2019, we accepted proposals from certain holders of outstanding Class A common stock purchase warrants. Pursuant to the proposal, the holders agreed to exercise their outstanding warrants to purchase an aggregate of 310,487 shares of our common stock, for cash, by April 10, 2019, in exchange for the Company reducing the exercise price of the Warrants from $7.50 to $3.56. As a result of the transaction, we expect to receive gross proceeds in the amount of $1,105,333.

On April 1, 2019, we sold a non-performing receivable in the amount of $567,977, (such amount includes a mutually agreed upon gross-up with our customer of $150,000) for $417,977. In connection with the sale, we agreed to repurchase the receivable if the purchaser was not able to collect on the amounts owed by June 30, 2019.  As security for our repurchase obligation, we issued and pledged 220,000 shares of our Class A common stock.

Big Token, Inc. [Member]
SUBSEQUENT EVENTS

NOTE 4 – SUBSEQUENT EVENTS

In accordance with ASC 855, the Company has analyzed its operations subsequent to June 30, 2019 through the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.

NOTE 10 – SUBSEQUENT EVENTS

On February 1, 2019 the BIGToken Platform became generally available to the public.

During the six months ended June 30, 2019, Company instituted a policy that allows BIGtoken users to redeem outstanding BIGtoken points for cash if their account and point balances meet certain criteria.